Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

5. Intangible Assets

Intangible assets consist of the following as of December 31, 2015 and 2014 (in thousands):

	December 31,
	2015			2014
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net

Customer contracts and relationships	$708	$(234)	$474	$230	$(230)	$-
Patents and other intellectual property	1,401	(1,126)	275	1,223	(876)	347
Non-compete agreements	169	(169)	-	169	(169)	-
	$2,278	$(1,529)	$749	$1,622	$(1,276)	$347

Amortization of intangible assets amounted to approximately $253,000 and $277,000 for the year ended December 31, 2015 and 2014 respectively. Estimated future amortization expense is as follows (in thousands):

2016	255
2017	154
2018	154
2019	95
2020	91
$749